Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-8.35%
Activision Blizzard, Inc.	7,597	$546,832
Alphabet, Inc., Class A(b)	3,782	5,421,573
Alphabet, Inc., Class C(b)	3,778	5,398,460
AT&T, Inc.	313,562	9,676,523
CenturyLink, Inc.	110,961	1,090,747
Charter Communications, Inc., Class A(b)	6,257	3,403,808
Comcast Corp., Class A	163,863	6,488,975
Discovery, Inc., Class A(b)(c)	11,176	243,078
Discovery, Inc., Class C(b)	12,021	235,491
DISH Network Corp., Class A(b)	24,566	777,514
Electronic Arts, Inc.(b)	3,126	384,123
Facebook, Inc., Class A(b)	22,501	5,064,750
Fox Corp., Class A	10,204	297,651
Fox Corp., Class B	10,457	300,952
Interpublic Group of Cos., Inc. (The)	28,765	492,169
Live Nation Entertainment, Inc.(b)	11,421	561,456
Netflix, Inc.(b)	4,183	1,755,731
News Corp., Class A	23,689	290,190
News Corp., Class B	23,149	283,807
Omnicom Group, Inc.	11,818	647,508
Take-Two Interactive Software, Inc.(b)	1,705	232,170
T-Mobile US, Inc.(b)	38,789	3,880,452
Twitter, Inc.(b)	7,217	223,510
Verizon Communications, Inc.	142,229	8,161,100
ViacomCBS, Inc., Class B	47,407	983,221
Walt Disney Co. (The)	31,077	3,645,332
		60,487,123
Consumer Discretionary-13.25%
Advance Auto Parts, Inc.	4,098	570,933
Amazon.com, Inc.(b)	9,914	24,213,656
Aptiv PLC	10,047	757,041
AutoZone, Inc.(b)	640	734,630
Best Buy Co., Inc.	33,650	2,627,728
Booking Holdings, Inc.(b)	497	814,792
BorgWarner, Inc.	15,142	486,815
CarMax, Inc.(b)	12,776	1,124,927
Carnival Corp.	28,161	443,254
Chipotle Mexican Grill, Inc.(b)	425	426,662
D.R. Horton, Inc.	20,911	1,156,378
Darden Restaurants, Inc.	4,844	372,310
Dollar General Corp.	11,380	2,179,384
Dollar Tree, Inc.(b)	16,672	1,631,689
eBay, Inc.	19,779	900,736
Expedia Group, Inc.	6,880	546,822
Ford Motor Co.	1,127,809	6,439,789
Gap, Inc. (The)	63,767	567,526
Garmin Ltd.	2,406	216,949
General Motors Co.	266,583	6,899,168
Genuine Parts Co.	11,965	998,001
H&R Block, Inc.	8,623	146,591
Hanesbrands, Inc.	31,574	311,320
Harley-Davidson, Inc.	9,481	202,325
Hasbro, Inc.	2,955	217,222
Hilton Worldwide Holdings, Inc.	5,704	452,384
Home Depot, Inc. (The)	34,116	8,477,144
Kohl’s Corp.	26,953	518,037
L Brands, Inc.	48,059	778,075
Las Vegas Sands Corp.	12,912	619,001
Leggett & Platt, Inc.	5,991	183,265
Lennar Corp., Class A	24,716	1,494,329
LKQ Corp.(b)	22,530	618,674
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	39,760	$5,182,716
Marriott International, Inc., Class A	9,349	827,387
McDonald’s Corp.	6,930	1,291,198
MGM Resorts International	25,380	436,028
Mohawk Industries, Inc.(b)	4,699	437,947
Newell Brands, Inc.	29,252	384,664
NIKE, Inc., Class B	26,833	2,645,197
Nordstrom, Inc.(c)	26,247	423,364
Norwegian Cruise Line Holdings Ltd.(b)(c)	7,449	116,651
NVR, Inc.(b)	132	425,253
O’Reilly Automotive, Inc.(b)	1,491	622,105
PulteGroup, Inc.	16,463	559,248
PVH Corp.	6,085	276,685
Ralph Lauren Corp.	3,538	267,154
Ross Stores, Inc.	8,899	862,847
Royal Caribbean Cruises Ltd.	5,564	288,605
Starbucks Corp.	19,781	1,542,720
Tapestry, Inc.	15,097	205,319
Target Corp.	40,209	4,918,767
Tiffany & Co.	2,123	272,020
TJX Cos., Inc. (The)	44,412	2,343,177
Tractor Supply Co.	5,699	695,392
Ulta Beauty, Inc.(b)	1,840	448,978
Under Armour, Inc., Class A(b)(c)	8,653	75,714
Under Armour, Inc., Class C(b)	9,508	74,733
VF Corp.	8,947	501,927
Whirlpool Corp.	9,093	1,107,709
Wynn Resorts Ltd.	3,322	276,656
Yum! Brands, Inc.	3,538	317,465
		95,955,183
Consumer Staples-13.56%
Altria Group, Inc.	25,675	1,002,609
Archer-Daniels-Midland Co.	93,376	3,670,610
Brown-Forman Corp., Class B	3,372	222,316
Campbell Soup Co.	12,751	650,046
Church & Dwight Co., Inc.	3,998	300,130
Clorox Co. (The)	2,667	550,069
Coca-Cola Co. (The)	41,914	1,956,545
Colgate-Palmolive Co.	15,039	1,087,771
Conagra Brands, Inc.	23,165	805,910
Constellation Brands, Inc., Class A	2,963	511,710
Costco Wholesale Corp.	34,394	10,609,517
Coty, Inc., Class A	50,320	182,662
Estee Lauder Cos., Inc. (The), Class A	4,887	965,036
General Mills, Inc.	21,628	1,363,429
Hershey Co. (The)	3,524	478,136
Hormel Foods Corp.	13,760	671,901
JM Smucker Co. (The)	4,933	562,017
Kellogg Co.	13,444	878,028
Kimberly-Clark Corp.	9,024	1,276,354
Kraft Heinz Co. (The)	53,234	1,622,040
Kroger Co. (The)	283,676	9,253,511
Lamb Weston Holdings, Inc.	2,972	178,498
McCormick & Co., Inc.	2,110	369,588
Molson Coors Beverage Co., Class B	13,453	510,676
Mondelez International, Inc., Class A	32,010	1,668,361
Monster Beverage Corp.(b)	4,315	310,292
PepsiCo, Inc.	31,449	4,137,116
Philip Morris International, Inc.	23,077	1,692,929
Procter & Gamble Co. (The)	35,990	4,171,961
Sysco Corp.	47,307	2,609,454
Tyson Foods, Inc., Class A	31,894	1,959,567

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	155,780	$6,689,193
Walmart, Inc.	284,835	35,336,630
		98,254,612
Energy-6.07%
Apache Corp.	19,503	210,437
Baker Hughes Co., Class A	65,485	1,081,157
Cabot Oil & Gas Corp.	8,893	176,437
Chevron Corp.	81,191	7,445,215
Concho Resources, Inc.	3,644	198,671
ConocoPhillips	36,369	1,534,044
Devon Energy Corp.	22,211	240,101
Diamondback Energy, Inc.	2,689	114,498
EOG Resources, Inc.	15,272	778,414
Exxon Mobil Corp.	247,596	11,258,190
Halliburton Co.	62,885	738,899
Hess Corp.	6,462	306,751
HollyFrontier Corp.	22,654	712,468
Kinder Morgan, Inc.	43,509	687,442
Marathon Oil Corp.	26,703	142,594
Marathon Petroleum Corp.	140,240	4,928,034
National Oilwell Varco, Inc.	23,542	293,569
Noble Energy, Inc.	12,435	108,558
Occidental Petroleum Corp.	31,954	413,804
ONEOK, Inc.	9,434	346,133
Phillips 66	62,392	4,882,798
Pioneer Natural Resources Co.	4,309	394,704
Schlumberger Ltd.	55,881	1,032,122
TechnipFMC PLC (United Kingdom)	43,118	319,073
Valero Energy Corp.	76,762	5,115,420
Williams Cos., Inc. (The)	23,811	486,459
		43,945,992
Financials-11.37%
Aflac, Inc.	27,029	985,748
Allstate Corp. (The)	25,331	2,477,625
American Express Co.	24,486	2,327,884
American International Group, Inc.	63,926	1,921,616
Ameriprise Financial, Inc.	4,953	693,767
Aon PLC, Class A	3,454	680,265
Arthur J. Gallagher & Co.	4,775	450,187
Assurant, Inc.	4,910	503,668
Bank of America Corp.	219,091	5,284,475
Bank of New York Mellon Corp. (The)	26,133	971,364
Berkshire Hathaway, Inc., Class B(b)	73,779	13,691,907
BlackRock, Inc.	1,890	999,130
Capital One Financial Corp.	21,228	1,444,353
Cboe Global Markets, Inc.	1,511	160,861
Charles Schwab Corp. (The)	15,619	560,878
Chubb Ltd.	14,120	1,721,793
Cincinnati Financial Corp.	4,019	236,920
Citigroup, Inc.	88,755	4,252,252
Citizens Financial Group, Inc.	12,312	296,719
CME Group, Inc., Class A	1,559	284,673
Comerica, Inc.	3,458	125,698
Discover Financial Services	10,388	493,534
E*TRADE Financial Corp.	4,643	211,442
Everest Re Group Ltd.	1,973	391,463
Fifth Third Bancorp	18,049	349,970
First Republic Bank	2,297	248,466
Franklin Resources, Inc.	14,379	271,332
Globe Life, Inc.	2,729	210,188
Goldman Sachs Group, Inc. (The)	15,207	2,988,023
	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	21,086	$807,383
Huntington Bancshares, Inc.	23,455	208,515
Intercontinental Exchange, Inc.	4,670	454,157
Invesco Ltd.(d)	20,730	165,218
JPMorgan Chase & Co.	69,742	6,786,594
KeyCorp	24,822	294,141
Lincoln National Corp.	18,889	716,460
Loews Corp.	18,518	615,538
M&T Bank Corp.	2,623	277,146
MarketAxess Holdings, Inc.	106	53,911
Marsh & McLennan Cos., Inc.	9,715	1,029,013
MetLife, Inc.	84,484	3,042,269
Moody’s Corp.	1,274	340,680
Morgan Stanley	68,274	3,017,711
MSCI, Inc.	401	131,869
Nasdaq, Inc.	2,762	327,186
Northern Trust Corp.	4,178	330,104
People’s United Financial, Inc.	8,586	98,310
PNC Financial Services Group, Inc. (The)	8,632	984,393
Principal Financial Group, Inc.	19,037	735,209
Progressive Corp. (The)	33,310	2,587,521
Prudential Financial, Inc.	44,094	2,687,970
Raymond James Financial, Inc.	5,740	397,667
Regions Financial Corp.	24,980	282,524
S&P Global, Inc.	1,557	506,056
State Street Corp.	10,250	624,840
SVB Financial Group(b)	873	187,477
Synchrony Financial	27,697	564,188
T. Rowe Price Group, Inc.	2,896	350,126
Travelers Cos., Inc. (The)	15,281	1,634,761
Truist Financial Corp.	28,080	1,032,782
U.S. Bancorp	26,746	951,088
Unum Group	25,519	386,613
W.R. Berkley Corp.	7,346	425,701
Wells Fargo & Co.	128,111	3,391,098
Willis Towers Watson PLC	2,839	576,033
Zions Bancorporation N.A.	4,104	135,042
		82,373,495
Health Care-19.72%
Abbott Laboratories	23,981	2,276,277
AbbVie, Inc.	24,736	2,292,285
ABIOMED, Inc.(b)	296	66,274
Agilent Technologies, Inc.	4,031	355,292
Alexion Pharmaceuticals, Inc.(b)	2,759	330,804
Align Technology, Inc.(b)	565	138,775
AmerisourceBergen Corp.	139,120	13,263,701
Amgen, Inc.	6,536	1,501,319
Anthem, Inc.	23,210	6,826,293
Baxter International, Inc.	8,622	776,066
Becton, Dickinson and Co.	4,293	1,060,071
Biogen, Inc.(b)	2,830	869,065
Boston Scientific Corp.(b)	15,018	570,534
Bristol-Myers Squibb Co.	25,148	1,501,839
Cardinal Health, Inc.	180,944	9,895,827
Centene Corp.(b)	82,625	5,473,906
Cerner Corp.	5,059	368,801
Cigna Corp.	44,924	8,864,404
Cooper Cos., Inc. (The)	530	167,999
CVS Health Corp.	218,217	14,308,489
Danaher Corp.	9,128	1,520,816
DaVita, Inc.(b)	10,128	819,963
DENTSPLY SIRONA, Inc.	4,612	214,550

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	1,170	$262,922
Eli Lilly and Co.	12,333	1,886,332
Gilead Sciences, Inc.	22,431	1,745,805
HCA Healthcare, Inc.	23,124	2,471,956
Henry Schein, Inc.(b)	10,172	617,644
Hologic, Inc.(b)	4,104	217,512
Humana, Inc.	11,676	4,794,749
IDEXX Laboratories, Inc.(b)	615	189,961
Illumina, Inc.(b)	708	257,039
Incyte Corp.(b)	1,520	154,903
Intuitive Surgical, Inc.(b)	505	292,915
IQVIA Holdings, Inc.(b)	4,913	734,592
Johnson & Johnson	37,948	5,644,765
Laboratory Corp. of America Holdings(b)	4,589	804,544
McKesson Corp.	103,777	16,466,297
Medtronic PLC	18,004	1,774,834
Merck & Co., Inc.	33,851	2,732,453
Mettler-Toledo International, Inc.(b)	245	194,775
Mylan N.V.(b)	38,770	661,804
PerkinElmer, Inc.	1,951	196,017
Perrigo Co. PLC	5,690	311,641
Pfizer, Inc.	90,874	3,470,478
Quest Diagnostics, Inc.	4,712	557,335
Regeneron Pharmaceuticals, Inc.(b)	1,350	827,294
ResMed, Inc.	1,151	185,104
STERIS PLC	1,269	210,515
Stryker Corp.	4,670	914,059
Teleflex, Inc.	439	159,296
Thermo Fisher Scientific, Inc.	5,223	1,823,819
UnitedHealth Group, Inc.	55,174	16,819,794
Universal Health Services, Inc., Class B	5,066	534,210
Varian Medical Systems, Inc.(b)	1,501	182,206
Vertex Pharmaceuticals, Inc.(b)	1,057	304,374
Waters Corp.(b)	693	138,496
Zimmer Biomet Holdings, Inc.	3,509	443,327
Zoetis, Inc.	3,244	452,181
		142,899,298
Industrials-9.51%
3M Co.	12,533	1,960,663
A.O. Smith Corp.	4,285	203,538
Alaska Air Group, Inc.	8,349	285,452
Allegion PLC	1,524	151,943
American Airlines Group, Inc.(c)	109,236	1,146,978
AMETEK, Inc.	3,386	310,530
Boeing Co. (The)	16,702	2,435,987
C.H. Robinson Worldwide, Inc.	13,327	1,081,220
Carrier Global Corp.(b)	33,256	680,750
Caterpillar, Inc.	24,828	2,982,588
Cintas Corp.	1,754	434,922
Copart, Inc.(b)	1,557	139,180
CSX Corp.	10,897	780,007
Cummins, Inc.	8,632	1,463,987
Deere & Co.	15,031	2,286,516
Delta Air Lines, Inc.	53,905	1,358,945
Dover Corp.	4,104	399,114
Eaton Corp. PLC	15,059	1,278,509
Emerson Electric Co.	15,732	959,967
Equifax, Inc.	1,595	244,928
Expeditors International of Washington, Inc.	7,176	548,031
Fastenal Co.	9,296	383,553
FedEx Corp.	27,601	3,603,587
Flowserve Corp.	5,224	136,346
	Shares	Value
Industrials-(continued)
Fortive Corp.	6,108	$372,466
Fortune Brands Home & Security, Inc.	5,740	349,910
General Dynamics Corp.	14,350	2,107,010
General Electric Co.	656,168	4,311,024
Honeywell International, Inc.	13,772	2,008,646
Howmet Aerospace, Inc.	29,639	387,678
Huntington Ingalls Industries, Inc.	2,250	449,753
IDEX Corp.	991	157,936
IHS Markit Ltd.	3,821	265,407
Illinois Tool Works, Inc.	5,236	903,001
J.B. Hunt Transport Services, Inc.	5,234	626,353
Jacobs Engineering Group, Inc.	9,198	772,816
Johnson Controls International PLC	38,633	1,213,463
Kansas City Southern	1,246	187,548
L3Harris Technologies, Inc.	3,163	630,860
Lockheed Martin Corp.	9,912	3,850,217
Masco Corp.	11,332	528,638
Nielsen Holdings PLC	21,086	292,885
Norfolk Southern Corp.	3,938	702,106
Northrop Grumman Corp.	6,386	2,140,587
Old Dominion Freight Line, Inc.	2,157	369,041
Otis Worldwide Corp.	16,622	875,148
PACCAR, Inc.	20,863	1,540,941
Parker-Hannifin Corp.	4,462	803,026
Pentair PLC	4,166	163,057
Quanta Services, Inc.	19,210	709,425
Raytheon Technologies Corp.	33,191	2,141,483
Republic Services, Inc.	7,500	640,950
Robert Half International, Inc.	6,368	323,112
Rockwell Automation, Inc.	2,123	458,908
Rollins, Inc.	3,841	160,554
Roper Technologies, Inc.	991	390,256
Snap-on, Inc.	1,557	201,927
Southwest Airlines Co.	26,965	865,577
Stanley Black & Decker, Inc.	5,694	714,312
Textron, Inc.	19,989	619,059
Trane Technologies PLC	7,964	718,432
TransDigm Group, Inc.	708	300,773
Union Pacific Corp.	8,349	1,418,161
United Airlines Holdings, Inc.(b)	32,400	908,496
United Parcel Service, Inc., Class B	40,519	4,040,149
United Rentals, Inc.(b)	3,684	511,671
Verisk Analytics, Inc.	1,106	190,984
W.W. Grainger, Inc.	2,234	691,691
Wabtec Corp.	6,042	368,985
Waste Management, Inc.	9,219	984,128
Xylem, Inc.	4,391	291,299
		68,917,090
Information Technology-11.58%
Accenture PLC, Class A	13,799	2,782,154
Adobe, Inc.(b)	2,223	859,412
Advanced Micro Devices, Inc.(b)	9,515	511,907
Akamai Technologies, Inc.(b)	2,161	228,634
Alliance Data Systems Corp.	3,651	169,151
Amphenol Corp., Class A	5,039	486,566
Analog Devices, Inc.	3,261	368,330
ANSYS, Inc.(b)	391	110,653
Apple, Inc.	62,090	19,740,895
Applied Materials, Inc.	15,915	894,105
Arista Networks, Inc.(b)	824	192,371
Autodesk, Inc.(b)	1,126	236,888
Automatic Data Processing, Inc.	5,713	836,897

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Broadcom, Inc.	4,623	$1,346,541
Broadridge Financial Solutions, Inc.	2,319	280,831
Cadence Design Systems, Inc.(b)	2,200	200,838
CDW Corp.	8,332	924,102
Cisco Systems, Inc.	75,402	3,605,724
Citrix Systems, Inc.	1,790	265,135
Cognizant Technology Solutions Corp., Class A	17,581	931,793
Corning, Inc.	26,561	605,325
DXC Technology Co.	35,067	498,302
F5 Networks, Inc.(b)	1,030	149,268
Fidelity National Information Services, Inc.	4,334	601,689
Fiserv, Inc.(b)	4,304	459,538
FleetCor Technologies, Inc.(b)	552	134,572
FLIR Systems, Inc.	2,262	104,504
Fortinet, Inc.(b)	1,274	177,341
Gartner, Inc.(b)	1,709	207,985
Global Payments, Inc.	1,378	247,337
Hewlett Packard Enterprise Co.	119,754	1,162,811
HP, Inc.	188,680	2,856,615
Intel Corp.	80,305	5,053,594
International Business Machines Corp.	37,892	4,732,711
Intuit, Inc.	1,749	507,770
IPG Photonics Corp.(b)	611	94,949
Jack Henry & Associates, Inc.	708	128,049
Juniper Networks, Inc.	11,939	289,640
Keysight Technologies, Inc.(b)	2,613	282,544
KLA Corp.	1,840	323,766
Lam Research Corp.	2,173	594,685
Leidos Holdings, Inc.	7,654	805,890
Mastercard, Inc., Class A	3,668	1,103,665
Maxim Integrated Products, Inc.	2,406	138,778
Microchip Technology, Inc.	3,430	329,349
Micron Technology, Inc.(b)	30,259	1,449,709
Microsoft Corp.	55,125	10,101,656
Motorola Solutions, Inc.	3,161	427,778
NetApp, Inc.	5,934	264,300
NortonLifeLock, Inc.	10,641	242,402
NVIDIA Corp.	2,936	1,042,339
Oracle Corp.	47,938	2,577,626
Paychex, Inc.	2,972	214,816
PayPal Holdings, Inc.(b)	10,537	1,633,340
Qorvo, Inc.(b)	1,800	188,532
QUALCOMM, Inc.	18,312	1,481,075
salesforce.com, inc.(b)	6,561	1,146,797
Seagate Technology PLC	11,067	586,994
ServiceNow, Inc.(b)	751	291,335
Skyworks Solutions, Inc.	1,966	233,050
Synopsys, Inc.(b)	1,557	281,677
TE Connectivity Ltd.	9,316	756,925
Texas Instruments, Inc.	7,575	899,455
VeriSign, Inc.(b)	425	93,079
Visa, Inc., Class A	8,226	1,606,044
Western Digital Corp.	18,697	829,586
Western Union Co. (The)	12,871	257,677
Xerox Holdings Corp.	16,301	258,860
Xilinx, Inc.	2,237	205,692
Zebra Technologies Corp., Class A(b)	1,103	288,236
		83,922,584
Materials-3.01%
Air Products and Chemicals, Inc.	2,511	606,783
Albemarle Corp.(c)	3,451	264,071
Amcor PLC	77,493	791,204
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	3,538	$391,550
Ball Corp.	11,869	845,785
Celanese Corp.	3,438	309,111
CF Industries Holdings, Inc.	6,733	197,748
Corteva, Inc.	49,030	1,339,009
Dow, Inc.	58,471	2,256,981
DuPont de Nemours, Inc.	21,931	1,112,560
Eastman Chemical Co.	7,783	529,867
Ecolab, Inc.	5,236	1,113,069
FMC Corp.	3,026	297,789
Freeport-McMoRan, Inc.	72,231	655,135
International Flavors & Fragrances, Inc.(c)	2,449	326,182
International Paper Co.	32,104	1,093,141
Linde PLC (United Kingdom)	8,563	1,732,637
LyondellBasell Industries N.V., Class A	25,331	1,615,105
Martin Marietta Materials, Inc.	1,091	209,570
Mosaic Co. (The)	32,690	395,222
Newmont Corp.	13,894	812,382
Nucor Corp.	28,036	1,184,801
Packaging Corp. of America	4,104	416,187
PPG Industries, Inc.	7,417	754,086
Sealed Air Corp.	8,131	261,005
Sherwin-Williams Co. (The)	2,044	1,213,829
Vulcan Materials Co.	2,186	236,788
Westrock Co.	29,136	817,556
		21,779,153
Real Estate-0.86%
Alexandria Real Estate Equities, Inc.	625	96,075
American Tower Corp.	2,406	621,157
Apartment Investment & Management Co., Class A	1,174	43,285
AvalonBay Communities, Inc.	708	110,455
Boston Properties, Inc.	1,400	120,372
CBRE Group, Inc., Class A(b)	25,805	1,134,904
Crown Castle International Corp.	2,874	494,788
Digital Realty Trust, Inc.	1,840	264,150
Duke Realty Corp.	1,920	66,202
Equinix, Inc.	658	459,040
Equity Residential	2,123	128,569
Essex Property Trust, Inc.	323	78,415
Extra Space Storage, Inc.	819	79,238
Federal Realty Investment Trust	455	36,359
Healthpeak Properties, Inc.	3,828	94,322
Host Hotels & Resorts, Inc.	19,953	238,239
Iron Mountain, Inc.	8,749	225,374
Kimco Realty Corp.	3,679	40,874
Mid-America Apartment Communities, Inc.	802	93,321
Prologis, Inc.	2,411	220,606
Public Storage	965	195,644
Realty Income Corp.	1,283	70,963
Regency Centers Corp.	1,179	50,449
SBA Communications Corp., Class A	545	171,201
Simon Property Group, Inc.	2,548	147,020
SL Green Realty Corp.	1,082	45,574
UDR, Inc.	1,670	61,757
Ventas, Inc.	4,445	155,353
Vornado Realty Trust	5,243	189,849
Welltower, Inc.	4,219	213,777
Weyerhaeuser Co.	14,576	294,289
		6,241,621

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-2.60%
AES Corp. (The)	35,761	$446,655
Alliant Energy Corp.	4,471	220,689
Ameren Corp.	5,236	391,286
American Electric Power Co., Inc.	11,139	949,600
American Water Works Co., Inc.	1,936	245,872
Atmos Energy Corp.	1,782	183,154
CenterPoint Energy, Inc.	29,885	531,355
CMS Energy Corp.	7,345	430,270
Consolidated Edison, Inc.	9,293	697,533
Dominion Energy, Inc.	12,671	1,077,162
DTE Energy Co.	6,932	745,675
Duke Energy Corp.	18,470	1,581,586
Edison International	11,116	645,951
Entergy Corp.	5,997	610,615
Evergy, Inc.	5,423	334,545
Eversource Energy	6,822	571,001
Exelon Corp.	52,312	2,004,073
FirstEnergy Corp.	15,053	636,140
NextEra Energy, Inc.	4,839	1,236,655
NiSource, Inc.	12,791	304,809
NRG Energy, Inc.	15,351	553,404
Pinnacle West Capital Corp.	2,689	209,473
PPL Corp.	14,179	396,161
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	10,817	$552,100
Sempra Energy	4,853	612,982
Southern Co. (The)	23,779	1,357,067
WEC Energy Group, Inc.	5,574	511,303
Xcel Energy, Inc.	12,136	789,204
		18,826,320
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $721,338,845)		723,602,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $2,404,847)	2,404,847	2,404,847
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $723,743,692)		726,007,318
OTHER ASSETS LESS LIABILITIES-(0.21)%		(1,522,751)
NET ASSETS-100.00%		$724,484,567

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$293,747	$125,405	$(60,822)	$(166,561)	$(26,551)	$165,218	$18,365
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	-	18,558,783	(18,558,783)	-	-	-	5,613
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	2,475,627	51,778,205	(54,253,832)	-	-	-	30,326
Invesco Liquid Assets Portfolio, Institutional Class*	825,209	15,424,722	(16,246,331)	-	(3,600)	-	3,609
Invesco Private Government Fund	-	8,971,895	(6,567,048)	-	-	2,404,847	35
Total	$3,594,583	$94,859,010	$(95,686,816)	$(166,561)	$(30,151)	$2,570,065	$57,948

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.47%
AMC Networks, Inc., Class A(b)	15,016	$424,502
Cable One, Inc.	132	249,069
Cinemark Holdings, Inc.	17,021	255,825
John Wiley & Sons, Inc., Class A	6,604	265,481
New York Times Co. (The), Class A	10,217	400,813
TEGNA, Inc.	24,194	283,554
Telephone & Data Systems, Inc.	38,876	796,569
TripAdvisor, Inc.	9,556	184,240
World Wrestling Entertainment, Inc., Class A(c)	2,584	119,562
Yelp, Inc.(b)	5,239	113,896
		3,093,511
Consumer Discretionary-19.77%
Aaron’s, Inc.	12,273	452,996
Adient PLC(b)	130,798	2,224,874
Adtalem Global Education, Inc.(b)	6,193	207,218
American Eagle Outfitters, Inc.	52,807	483,712
AutoNation, Inc.(b)	76,702	3,028,195
Bed Bath & Beyond, Inc.(c)	137,819	1,001,944
Boyd Gaming Corp.	20,362	435,340
Brinker International, Inc.	14,244	375,329
Brunswick Corp.	14,150	778,392
Caesars Entertainment Corp.(b)(c)	119,645	1,362,757
Carter’s, Inc.	6,270	538,656
Cheesecake Factory, Inc. (The)	10,594	227,559
Choice Hotels International, Inc.	1,927	155,759
Churchill Downs, Inc.	1,672	221,824
Cracker Barrel Old Country Store, Inc.	3,568	382,240
Dana, Inc.	85,138	1,076,144
Deckers Outdoor Corp.(b)	2,356	430,041
Delphi Technologies PLC(b)	60,242	775,917
Dick’s Sporting Goods, Inc.	32,847	1,184,463
Dillard’s, Inc., Class A(c)	16,847	505,578
Dunkin’ Brands Group, Inc.	3,227	206,108
Eldorado Resorts, Inc.(b)(c)	8,447	299,531
Etsy, Inc.(b)	3,156	255,573
Five Below, Inc.(b)	2,429	254,195
Foot Locker, Inc.	39,493	1,093,956
Gentex Corp.	11,970	316,487
Goodyear Tire & Rubber Co. (The)	167,679	1,276,037
Graham Holdings Co., Class B	828	296,614
Grand Canyon Education, Inc.(b)	1,482	144,628
Grubhub, Inc.(b)	5,130	291,076
Helen of Troy Ltd.(b)	1,715	311,993
Jack in the Box, Inc.	2,185	146,439
KB Home	22,494	744,102
Lear Corp.	27,840	2,952,432
Marriott Vacations Worldwide Corp.(b)	6,111	548,951
Mattel, Inc.(b)	61,988	570,909
Murphy USA, Inc.(b)	21,824	2,533,766
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,445	315,045
Papa John’s International, Inc.	4,820	375,430
Penn National Gaming, Inc.(b)	36,877	1,209,934
Polaris, Inc.	12,174	1,063,277
Pool Corp.	2,797	752,449
Sally Beauty Holdings, Inc.(b)	39,592	516,280
Scientific Games Corp.(b)	21,860	343,858
Service Corp. International	12,802	504,783
Six Flags Entertainment Corp.	5,865	134,778
Skechers U.S.A., Inc., Class A(b)	21,696	679,519
Tempur Sealy International, Inc.(b)	6,225	406,057
Texas Roadhouse, Inc.	8,565	444,095
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	20,679	$1,782,530
Toll Brothers, Inc.	33,483	1,081,836
TRI Pointe Group, Inc.(b)	35,954	514,861
Urban Outfitters, Inc.(b)(c)	26,795	453,907
Visteon Corp.(b)	5,993	431,496
Wendy’s Co. (The)(c)	13,669	290,603
Williams-Sonoma, Inc.	15,348	1,277,107
WW International, Inc.(b)	6,603	157,812
Wyndham Destinations, Inc.	14,710	467,778
Wyndham Hotels & Resorts, Inc.	6,254	287,246
		41,582,416
Consumer Staples-6.87%
BJ’s Wholesale Club Holdings, Inc.(b)	100,835	3,630,060
Boston Beer Co., Inc. (The), Class A(b)	588	332,061
Casey’s General Stores, Inc.	11,046	1,764,378
Edgewell Personal Care Co.(b)	12,083	367,565
Energizer Holdings, Inc.(c)	9,171	402,423
Flowers Foods, Inc.	34,465	813,029
Hain Celestial Group, Inc. (The)(b)	16,309	513,407
Ingredion, Inc.	11,798	993,746
Lancaster Colony Corp.	1,518	232,952
Nu Skin Enterprises, Inc., Class A	11,864	441,104
Pilgrim’s Pride Corp.(b)	62,072	1,283,028
Post Holdings, Inc.(b)	9,638	839,084
Sanderson Farms, Inc.	3,674	485,042
Sprouts Farmers Market, Inc.(b)	50,899	1,279,092
Tootsie Roll Industries, Inc.(c)	2,726	97,100
TreeHouse Foods, Inc.(b)	18,687	984,992
		14,459,063
Energy-3.84%
Antero Midstream Corp.(c)	23,592	112,770
Apergy Corp.(b)	7,354	66,701
CNX Resources Corp.(b)	32,169	327,802
EQT Corp.	84,858	1,132,006
Equitrans Midstream Corp.(c)	25,990	210,259
Matador Resources Co.(b)	10,647	83,472
Murphy Oil Corp.	18,825	224,959
PBF Energy, Inc., Class A	148,625	1,578,397
Transocean Ltd.(b)(c)	87,296	116,104
World Fuel Services Corp.	158,611	4,041,408
WPX Energy, Inc.(b)	32,071	181,843
		8,075,721
Financials-10.27%
Affiliated Managers Group, Inc.	4,714	314,047
Alleghany Corp.	1,868	958,471
American Financial Group, Inc.	12,218	736,012
Associated Banc-Corp.	12,667	177,465
BancorpSouth Bank	5,634	125,244
Bank of Hawaii Corp.	1,435	92,314
Bank OZK	7,264	163,367
Brighthouse Financial, Inc.(b)	34,830	1,034,799
Brown & Brown, Inc.	10,994	441,959
Cathay General Bancorp	3,822	103,920
CNO Financial Group, Inc.	36,467	523,301
Commerce Bancshares, Inc.	3,868	246,508
Cullen/Frost Bankers, Inc.	2,747	208,690
East West Bancorp, Inc.	7,609	265,935
Eaton Vance Corp.	6,539	235,731
Evercore, Inc., Class A	5,039	277,699
F.N.B. Corp.	21,876	162,101

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	943	$289,982
Federated Hermes, Inc., Class B	6,767	149,821
First American Financial Corp.	17,386	877,819
First Financial Bankshares, Inc.	2,112	64,712
First Horizon National Corp.	23,911	223,568
FirstCash, Inc.	4,108	286,615
Fulton Financial Corp.	10,484	117,526
Genworth Financial, Inc., Class A(b)	341,055	1,040,218
Hancock Whitney Corp.	5,865	126,801
Hanover Insurance Group, Inc. (The)	6,193	621,468
Home BancShares, Inc.	7,509	108,655
Interactive Brokers Group, Inc., Class A	10,483	443,955
International Bancshares Corp.	2,666	82,060
Janus Henderson Group PLC (United Kingdom)	15,315	330,191
Jefferies Financial Group, Inc.	46,336	678,822
Kemper Corp.	11,538	731,509
Legg Mason, Inc.	14,478	721,439
LendingTree, Inc.(b)(c)	646	167,973
Mercury General Corp.	13,784	554,530
Navient Corp.	71,711	533,530
New York Community Bancorp, Inc.	28,423	285,651
Old Republic International Corp.	51,711	806,175
PacWest Bancorp	6,438	111,442
Pinnacle Financial Partners, Inc.	3,398	135,410
Primerica, Inc.	2,666	302,964
Prosperity Bancshares, Inc.	2,173	142,092
Reinsurance Group of America, Inc.	15,209	1,380,217
RenaissanceRe Holdings Ltd. (Bermuda)	3,404	571,395
RLI Corp.	1,798	141,970
SEI Investments Co.	4,411	239,164
Selective Insurance Group, Inc.	7,836	410,998
Signature Bank	2,574	264,890
SLM Corp.	46,059	349,127
Sterling Bancorp	11,291	138,879
Stifel Financial Corp.	10,096	481,680
Synovus Financial Corp.	10,206	195,853
TCF Financial Corp.	6,369	184,192
Texas Capital Bancshares, Inc.(b)	4,223	113,008
Trustmark Corp.	3,322	79,030
UMB Financial Corp.	3,249	166,609
Umpqua Holdings Corp.	13,939	158,765
United Bankshares, Inc.	4,180	121,554
Valley National Bancorp	22,025	175,760
Washington Federal, Inc.	3,559	92,036
Webster Financial Corp.	4,862	137,595
Wintrust Financial Corp.	4,480	189,773
		21,594,986
Health Care-7.92%
Acadia Healthcare Co., Inc.(b)	17,513	501,047
Allscripts Healthcare Solutions, Inc.(b)	32,762	207,056
Amedisys, Inc.(b)	2,076	398,696
Arrowhead Pharmaceuticals, Inc.(b)	451	14,540
Avanos Medical, Inc.(b)	3,716	107,987
Bio-Rad Laboratories, Inc., Class A(b)	1,190	584,671
Bio-Techne Corp.	615	162,852
Cantel Medical Corp.	2,199	92,534
Catalent, Inc.(b)	9,164	712,318
Charles River Laboratories International, Inc.(b)	3,160	567,726
Chemed Corp.	763	365,103
Encompass Health Corp.	11,607	850,213
Exelixis, Inc.(b)	9,519	235,214
Globus Medical, Inc., Class A(b)	2,337	127,717
	Shares	Value
Health Care-(continued)
Haemonetics Corp.(b)	1,518	$166,494
HealthEquity, Inc.(b)	1,021	63,271
Hill-Rom Holdings, Inc.	4,854	493,506
ICU Medical, Inc.(b)	1,355	270,485
Integra LifeSciences Holdings Corp.(b)	4,333	225,793
Ligand Pharmaceuticals, Inc.(b)(c)	260	26,408
LivaNova PLC(b)	2,550	136,399
Masimo Corp.(b)	1,084	260,366
MEDNAX, Inc.(b)	23,001	357,205
Molina Healthcare, Inc.(b)	24,086	4,475,660
Nektar Therapeutics(b)(c)	1,016	22,047
NuVasive, Inc.(b)	2,680	162,408
Patterson Cos., Inc.	48,199	949,038
Penumbra, Inc.(b)	587	101,211
PRA Health Sciences, Inc.(b)	5,366	555,381
Prestige Consumer Healthcare, Inc.(b)	4,365	184,203
Repligen Corp.(b)	512	67,057
Syneos Health, Inc.(b)	14,843	905,275
Tenet Healthcare Corp.(b)	89,576	1,949,174
United Therapeutics Corp.(b)	3,126	368,712
		16,667,767
Industrials-19.75%
Acuity Brands, Inc.	5,153	443,931
AECOM(b)	84,956	3,293,744
AGCO Corp.	21,494	1,187,114
ASGN, Inc.(b)	10,015	616,824
Avis Budget Group, Inc.(b)(c)	52,843	1,137,710
Axon Enterprise, Inc.(b)	1,167	88,645
Brink’s Co. (The)	7,013	281,221
Carlisle Cos., Inc.	5,405	647,843
Clean Harbors, Inc.(b)	7,479	444,178
Colfax Corp.(b)	19,386	543,971
CoreLogic, Inc.	7,736	383,396
Crane Co.	7,101	395,668
Curtiss-Wright Corp.	3,076	308,523
Deluxe Corp.	7,072	164,990
Donaldson Co., Inc.	9,126	433,029
Dycom Industries, Inc.(b)	12,999	547,258
EMCOR Group, Inc.	18,590	1,181,394
EnerSys	7,534	476,902
Fluor Corp.	179,089	2,079,223
FTI Consulting, Inc.(b)	3,684	443,775
GATX Corp.	2,984	187,216
Graco, Inc.	5,700	274,797
Healthcare Services Group, Inc.	13,835	330,933
Herman Miller, Inc.	10,025	230,776
HNI Corp.	10,031	255,490
Hubbell, Inc.	5,717	699,875
Insperity, Inc.	9,186	476,202
ITT, Inc.	7,145	412,266
JetBlue Airways Corp.(b)	79,008	795,611
KAR Auction Services, Inc.	29,185	418,805
Kennametal, Inc.	10,957	303,947
Kirby Corp.(b)	6,569	336,858
Knight-Swift Transportation Holdings, Inc.	24,321	1,011,997
Landstar System, Inc.	6,945	807,426
Lennox International, Inc.	2,688	574,802
Lincoln Electric Holdings, Inc.	5,862	481,681
ManpowerGroup, Inc.	39,363	2,721,558
MasTec, Inc.(b)	22,025	862,279
Mercury Systems, Inc.(b)	1,728	154,397
MSA Safety, Inc.	1,938	230,506

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A	8,287	$574,621
Nordson Corp.	2,485	468,050
NOW, Inc.(b)	50,764	378,192
nVent Electric PLC	15,948	292,327
Oshkosh Corp.	16,765	1,204,062
Owens Corning	20,057	1,052,992
Regal Beloit Corp.	7,404	588,914
Resideo Technologies, Inc.(b)	75,613	533,828
Ryder System, Inc.	31,189	1,068,535
Stericycle, Inc.(b)	9,572	524,833
Teledyne Technologies, Inc.(b)	1,617	604,952
Terex Corp.	28,563	449,010
Tetra Tech, Inc.	6,616	522,002
Timken Co. (The)	12,112	515,244
Toro Co. (The)	6,666	473,753
Trex Co., Inc.(b)	1,451	174,294
Trinity Industries, Inc.(c)	23,327	465,840
Valmont Industries, Inc.	3,498	398,772
Watsco, Inc.	4,735	842,404
Werner Enterprises, Inc.	12,320	569,430
Woodward, Inc.	4,142	284,058
XPO Logistics, Inc.(b)	36,666	2,889,647
		41,542,521
Information Technology-16.26%
ACI Worldwide, Inc.(b)	5,749	158,557
Arrow Electronics, Inc.(b)	63,274	4,370,968
Avnet, Inc.	81,475	2,219,379
Belden, Inc.	8,162	277,835
Blackbaud, Inc.	2,010	117,806
Cabot Microelectronics Corp.	1,353	195,996
CACI International, Inc., Class A(b)	3,896	977,039
CDK Global, Inc.	7,033	276,467
Ceridian HCM Holding, Inc.(b)	2,278	156,886
Ciena Corp.(b)	15,327	846,970
Cirrus Logic, Inc.(b)	2,748	199,175
Cognex Corp.	2,437	138,275
Coherent, Inc.(b)	1,615	234,514
CommVault Systems, Inc.(b)	2,714	109,808
Cree, Inc.(b)	4,635	244,218
Fair Isaac Corp.(b)	579	233,134
First Solar, Inc.(b)	7,940	370,163
II-VI, Inc.(b)(c)	8,077	383,900
InterDigital, Inc.	959	52,716
j2 Global, Inc.	2,496	195,437
Jabil, Inc.	114,698	3,431,764
KBR, Inc.	33,294	780,744
Littelfuse, Inc.	1,480	240,485
LiveRamp Holdings, Inc.(b)	1,208	60,919
LogMeIn, Inc.	2,684	227,872
Lumentum Holdings, Inc.(b)	3,978	291,667
Manhattan Associates, Inc.(b)	1,413	124,909
MAXIMUS, Inc.	7,190	517,824
MKS Instruments, Inc.	3,023	319,320
Monolithic Power Systems, Inc.	616	129,206
National Instruments Corp.	5,583	216,174
NCR Corp.(b)	36,059	650,865
NetScout Systems, Inc.(b)	6,604	181,412
Perspecta, Inc.	30,792	682,659
PTC, Inc.(b)	2,994	228,682
Sabre Corp.	31,232	217,687
Science Applications International Corp.	11,910	1,048,556
Semtech Corp.(b)	2,236	118,910
	Shares	Value
Information Technology-(continued)
Silicon Laboratories, Inc.(b)	1,312	$122,882
SolarEdge Technologies, Inc.(b)	2,609	370,217
Synaptics, Inc.(b)	3,880	247,234
SYNNEX Corp.	32,396	3,455,033
Tech Data Corp.(b)	46,809	6,377,258
Teradata Corp.(b)	13,385	286,573
Teradyne, Inc.	5,991	401,517
Trimble, Inc.(b)	14,559	569,548
Tyler Technologies, Inc.(b)	647	242,826
Universal Display Corp.	347	50,870
ViaSat, Inc.(b)	5,548	233,016
Vishay Intertechnology, Inc.	25,411	413,183
WEX, Inc.(b)	1,448	214,420
		34,213,475
Materials-8.37%
Allegheny Technologies, Inc.(b)	33,030	286,700
AptarGroup, Inc.	4,588	511,057
Ashland Global Holdings, Inc.	6,091	409,072
Cabot Corp.	12,943	462,324
Carpenter Technology Corp.	7,943	185,628
Chemours Co. (The)	59,922	785,577
Commercial Metals Co.	47,462	814,448
Compass Minerals International, Inc.	4,543	218,882
Domtar Corp.	25,359	517,324
Eagle Materials, Inc.	2,757	184,057
Greif, Inc., Class A	18,030	612,659
Ingevity Corp.(b)	2,557	134,677
Louisiana-Pacific Corp.	15,355	362,532
Minerals Technologies, Inc.	5,659	279,045
NewMarket Corp.	845	368,530
O-I Glass, Inc.	108,432	830,589
Olin Corp.	66,831	803,977
PolyOne Corp.	19,731	488,934
Reliance Steel & Aluminum Co.	17,140	1,662,580
Royal Gold, Inc.	686	91,375
RPM International, Inc.	13,401	1,002,127
Scotts Miracle-Gro Co. (The)	5,619	801,101
Sensient Technologies Corp.	3,700	185,444
Silgan Holdings, Inc.	26,867	898,432
Sonoco Products Co.	15,954	826,577
Steel Dynamics, Inc.	57,573	1,529,139
United States Steel Corp.(c)	182,440	1,466,818
Valvoline, Inc.	20,672	379,331
Worthington Industries, Inc.	16,749	501,130
		17,600,066
Real Estate-2.82%
American Campus Communities, Inc.	3,601	116,312
Brixmor Property Group, Inc.	9,653	107,727
Camden Property Trust	1,736	158,966
CoreCivic, Inc.	21,942	263,962
CoreSite Realty Corp.	905	112,962
Corporate Office Properties Trust	3,979	99,356
Cousins Properties, Inc.	2,644	82,281
CyrusOne, Inc.	2,753	204,658
Douglas Emmett, Inc.	3,897	114,416
EastGroup Properties, Inc.	442	51,383
EPR Properties	1,816	57,331
First Industrial Realty Trust, Inc.	1,845	69,889
GEO Group, Inc. (The)	29,784	356,812
Healthcare Realty Trust, Inc.	2,545	78,131
Highwoods Properties, Inc.	2,829	108,266

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties	2,944	$87,525
Jones Lang LaSalle, Inc.	18,670	1,911,808
Kilroy Realty Corp.	1,757	100,360
Lamar Advertising Co., Class A	3,568	236,558
Life Storage, Inc.	957	93,288
Macerich Co. (The)(c)	6,317	43,019
Mack-Cali Realty Corp.	4,633	70,468
Medical Properties Trust, Inc.	6,962	125,873
National Retail Properties, Inc.	2,251	70,659
Omega Healthcare Investors, Inc.	3,884	120,948
Park Hotels & Resorts, Inc.	19,518	191,862
Pebblebrook Hotel Trust	9,955	135,985
PotlatchDeltic Corp.	3,506	119,169
PS Business Parks, Inc.	451	60,272
Rayonier, Inc.	3,893	92,459
Sabra Health Care REIT, Inc.	5,678	76,426
Service Properties Trust	17,202	116,113
Spirit Realty Capital, Inc.	1,837	52,226
Taubman Centers, Inc.	3,858	159,490
Urban Edge Properties	3,542	34,535
Weingarten Realty Investors	2,882	51,530
		5,933,025
Utilities-2.58%
ALLETE, Inc.	3,096	181,828
Black Hills Corp.	4,061	250,604
Essential Utilities, Inc.	3,430	150,097
Hawaiian Electric Industries, Inc.	11,763	464,168
IDACORP, Inc.	2,301	214,522
MDU Resources Group, Inc.	32,265	702,087
National Fuel Gas Co.	6,587	276,456
New Jersey Resources Corp.	11,047	387,971
NorthWestern Corp.	3,158	189,859
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	9,313	$291,683
ONE Gas, Inc.	3,255	273,322
PNM Resources, Inc.	5,193	211,978
Southwest Gas Holdings, Inc.	7,411	562,866
Spire, Inc.	4,346	316,910
UGI Corp.	29,941	953,322
		5,427,673
Total Common Stocks & Other Equity Interests (Cost $239,395,284)		210,190,224
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $49,834)	49,834	49,834
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $239,445,118)		210,240,058
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.34%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $7,020,433)	7,020,433	7,020,433
TOTAL INVESTMENTS IN SECURITIES-103.28% (Cost $246,465,551)		217,260,491
OTHER ASSETS LESS LIABILITIES-(3.28)%		(6,897,141)
NET ASSETS-100.00%		$210,363,350

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$85,398	$6,536,774	$(6,572,338)	$-	$-	$49,834	$1,667

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$11,267,314	$66,974,003	$(78,241,317)	$-	$-	$-	$99,138
Invesco Liquid Assets Portfolio, Institutional Class*	3,903,406	15,950,721	(19,854,486)	-	359	-	14,992
Invesco Private Government Fund	-	32,590,776	(25,570,343)	-	-	7,020,433	127
Total	$15,256,118	$122,052,274	$(130,238,484)	$-	$359	$7,070,267	$115,924

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.99%
ATN International, Inc.	2,313	$137,392
Cincinnati Bell, Inc.(b)	62,614	922,304
Cogent Communications Holdings, Inc.	2,602	199,105
Consolidated Communications Holdings, Inc.(b)	119,601	724,782
E.W. Scripps Co. (The), Class A	27,837	241,347
Gannett Co., Inc.	80,476	105,424
Glu Mobile, Inc.(b)	20,016	199,760
Iridium Communications, Inc.(b)	7,077	162,771
Marcus Corp. (The)	7,520	101,370
QuinStreet, Inc.(b)	9,230	93,592
Scholastic Corp.	13,226	388,844
Shenandoah Telecommunications Co.	5,108	268,732
Spok Holdings, Inc.	4,242	43,565
TechTarget, Inc.(b)	1,576	43,324
Vonage Holdings Corp.(b)	49,294	474,701
		4,107,013
Consumer Discretionary-24.68%
Abercrombie & Fitch Co., Class A	65,343	759,286
American Axle & Manufacturing Holdings, Inc.(b)	196,438	1,396,674
American Public Education, Inc.(b)	3,270	102,776
Asbury Automotive Group, Inc.(b)	18,544	1,340,360
Barnes & Noble Education, Inc.(b)	145,103	224,910
Big Lots, Inc.	60,373	2,339,454
BJ’s Restaurants, Inc.	9,666	209,946
Bloomin’ Brands, Inc.	57,414	655,094
Boot Barn Holdings, Inc.(b)	5,807	124,734
Buckle, Inc. (The)(c)	10,481	147,572
Caleres, Inc.	40,320	289,094
Callaway Golf Co.	22,821	349,618
Cato Corp. (The), Class A	14,155	137,303
Cavco Industries, Inc.(b)	1,528	290,610
Century Communities, Inc.(b)	25,573	755,426
Chico’s FAS, Inc.	152,017	205,223
Children’s Place, Inc. (The)(c)	10,620	442,217
Chuy’s Holdings, Inc.(b)	4,739	75,777
Conn’s, Inc.(b)(c)	37,788	272,829
Cooper Tire & Rubber Co.	28,768	740,201
Cooper-Standard Holdings, Inc.(b)	34,282	359,618
Core-Mark Holding Co., Inc.	197,646	5,530,135
Crocs, Inc.(b)	9,985	286,070
Dave & Buster’s Entertainment, Inc.(c)	10,222	134,828
Designer Brands, Inc., Class A	69,188	424,122
Dine Brands Global, Inc.	3,356	152,329
Dorman Products, Inc.(b)	4,230	295,762
El Pollo Loco Holdings, Inc.(b)(c)	8,755	121,432
Ethan Allen Interiors, Inc.	12,594	142,312
Express, Inc.(b)	119,988	235,176
Fiesta Restaurant Group, Inc.(b)	22,113	181,990
Fossil Group, Inc.(b)(c)	92,543	282,256
Fox Factory Holding Corp.(b)	3,396	244,886
GameStop Corp., Class A(b)(c)	446,198	1,811,564
Garrett Motion, Inc. (Switzerland)(b)	96,385	498,310
Genesco, Inc.(b)	14,990	277,165
Gentherm, Inc.(b)	6,845	278,591
G-III Apparel Group Ltd.(b)	30,238	312,359
Group 1 Automotive, Inc.	34,151	2,149,464
Guess?, Inc.(c)	41,031	392,667
Haverty Furniture Cos., Inc.	11,766	203,552
Hibbett Sports, Inc.(b)	13,558	261,941
Installed Building Products, Inc.(b)	6,302	405,093
iRobot Corp.(b)	7,618	561,599
	Shares	Value
Consumer Discretionary-(continued)
Kontoor Brands, Inc.(c)	20,507	$299,812
La-Z-Boy, Inc.	17,284	444,544
LCI Industries	6,944	686,970
LGI Homes, Inc.(b)	6,878	573,763
Liquidity Services, Inc.(b)	11,973	68,366
Lithia Motors, Inc., Class A	23,977	2,891,386
Lumber Liquidators Holdings, Inc.(b)(c)	31,503	313,140
M.D.C. Holdings, Inc.	23,364	794,142
M/I Homes, Inc.(b)	17,075	571,671
MarineMax, Inc.(b)	22,573	429,564
Meritage Homes Corp.(b)	16,680	1,159,260
Michaels Cos., Inc. (The)(b)(c)	246,353	950,923
Monarch Casino & Resort, Inc.(b)	1,590	63,823
Monro, Inc.	4,771	262,882
Motorcar Parts of America, Inc.(b)(c)	7,130	112,797
Movado Group, Inc.	10,518	110,439
Office Depot, Inc.	1,341,565	3,313,666
Oxford Industries, Inc.	4,516	192,472
Perdoceo Education Corp.(b)	10,803	175,873
PetMed Express, Inc.(c)	3,618	130,610
Red Robin Gourmet Burgers, Inc.(b)(c)	14,404	199,639
Regis Corp.(b)	17,842	187,698
Rent-A-Center, Inc.	28,998	738,289
Ruth’s Hospitality Group, Inc.	6,201	50,290
Shake Shack, Inc., Class A(b)(c)	2,931	162,817
Shoe Carnival, Inc.(c)	8,671	225,359
Shutterstock, Inc.	4,652	176,404
Signet Jewelers Ltd.(c)	93,163	982,870
Sleep Number Corp.(b)	10,366	323,108
Sonic Automotive, Inc., Class A	96,859	2,545,454
Stamps.com, Inc.(b)	2,130	422,059
Standard Motor Products, Inc.	6,687	284,532
Steven Madden Ltd.	12,698	298,657
Strategic Education, Inc.	2,012	341,296
Sturm Ruger & Co., Inc.	2,792	174,053
Tailored Brands, Inc.(c)	233,831	301,642
TopBuild Corp.(b)	7,481	857,996
Tupperware Brands Corp.(c)	76,039	245,606
Unifi, Inc.(b)	8,470	116,293
Universal Electronics, Inc.(b)	4,116	186,208
Vera Bradley, Inc.(b)	11,734	61,603
Vista Outdoor, Inc.(b)	75,098	729,202
Wingstop, Inc.	648	79,024
Winnebago Industries, Inc.	12,568	683,699
Wolverine World Wide, Inc.	20,631	432,013
Zumiez, Inc.(b)	9,469	230,760
		50,984,999
Consumer Staples-15.85%
Andersons, Inc. (The)	89,399	1,158,611
B&G Foods, Inc.(c)	30,074	698,318
Calavo Growers, Inc.	4,149	242,758
Cal-Maine Foods, Inc.	8,879	395,648
Central Garden & Pet Co.(b)	12,712	466,403
Central Garden & Pet Co., Class A(b)	13,461	461,174
Chefs’ Warehouse, Inc. (The)(b)	13,061	193,303
Coca-Cola Consolidated, Inc.	5,262	1,280,929
Fresh Del Monte Produce, Inc.	40,628	1,011,231
Inter Parfums, Inc.	3,029	140,576
J&J Snack Foods Corp.	1,954	251,343
John B. Sanfilippo & Son, Inc.	2,932	254,908
Medifast, Inc.	2,322	237,633
MGP Ingredients, Inc.(c)	2,421	90,812

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
National Beverage Corp.(b)(c)	5,772	$328,889
PriceSmart, Inc.	13,651	742,341
Seneca Foods Corp., Class A(b)	10,208	372,286
SpartanNash Co.	197,097	4,219,847
United Natural Foods, Inc.(b)(c)	952,736	18,673,626
Universal Corp.	11,580	510,215
USANA Health Sciences, Inc.(b)	4,378	370,904
Vector Group Ltd.	45,505	520,122
WD-40 Co.	659	126,429
		32,748,306
Energy-4.66%
Archrock, Inc.	31,449	199,701
Bonanza Creek Energy, Inc.(b)	4,670	78,923
Callon Petroleum Co.(b)	45,696	30,557
CONSOL Energy, Inc.(b)(c)	32,829	223,565
Denbury Resources, Inc.(b)	311,447	66,338
DMC Global, Inc.	2,321	66,265
Dril-Quip, Inc.(b)	2,703	82,144
Era Group, Inc.(b)	7,027	35,205
Exterran Corp.(b)	64,249	412,479
Geospace Technologies Corp.(b)	1,729	13,625
Green Plains, Inc.	60,434	516,711
Gulfport Energy Corp.(b)	148,364	224,030
Helix Energy Solutions Group, Inc.(b)	24,126	81,063
HighPoint Resources Corp.(b)	99,035	23,768
Laredo Petroleum, Inc.(b)	95,228	80,801
Matrix Service Co.(b)	20,002	220,422
Nabors Industries Ltd.(c)	7,676	284,473
Newpark Resources, Inc.(b)	45,670	92,253
Oasis Petroleum, Inc.(b)	248,724	114,562
Oceaneering International, Inc.(b)	42,569	273,293
Oil States International, Inc.(b)	19,307	81,862
Par Pacific Holdings, Inc.(b)	62,733	582,790
PDC Energy, Inc.(b)	17,498	213,126
Penn Virginia Corp.(b)	5,676	49,835
ProPetro Holding Corp.(b)	62,268	308,227
QEP Resources, Inc.	108,986	93,030
Range Resources Corp.(c)	216,098	1,294,427
Renewable Energy Group, Inc.(b)	36,684	1,043,660
REX American Resources Corp.(b)	1,505	88,268
Ring Energy, Inc.(b)	22,857	27,200
RPC, Inc.(c)	93,761	298,160
SEACOR Holdings, Inc.(b)	5,978	160,210
SM Energy Co.	50,433	177,524
Southwestern Energy Co.(b)	531,011	1,598,343
Talos Energy, Inc.(b)	10,423	126,639
TETRA Technologies, Inc.(b)	235,966	77,869
US Silica Holdings, Inc.(c)	84,704	249,877
Valaris PLC (Saudi Arabia)(b)(c)	110,911	37,144
		9,628,369
Financials-5.57%
Allegiance Bancshares, Inc.	2,005	51,348
Ambac Financial Group, Inc.(b)	6,809	91,377
American Equity Investment Life Holding Co.	25,578	554,787
Ameris Bancorp	5,075	122,967
AMERISAFE, Inc.	1,694	103,978
Apollo Commercial Real Estate Finance, Inc.	7,896	64,984
ARMOUR Residential REIT, Inc.	1,858	14,548
Axos Financial, Inc.(b)	6,999	152,578
Banc of California, Inc.	8,222	90,031
Banner Corp.	3,310	124,324
	Shares	Value
Financials-(continued)
Berkshire Hills Bancorp, Inc.	5,739	$62,096
Blucora, Inc.(b)	8,316	101,039
Boston Private Financial Holdings, Inc.	10,768	73,976
Brookline Bancorp, Inc.	6,814	63,370
Cadence BanCorp	16,281	131,388
Capstead Mortgage Corp.	8,492	42,970
Central Pacific Financial Corp.	2,630	42,369
City Holding Co.	972	61,139
Columbia Banking System, Inc.	4,771	116,222
Community Bank System, Inc.	2,669	158,592
Customers Bancorp, Inc.(b)	6,570	72,861
CVB Financial Corp.	7,263	141,701
Dime Community Bancshares, Inc.	3,658	52,785
Donnelley Financial Solutions, Inc.(b)	25,312	206,293
Eagle Bancorp, Inc.	2,943	95,235
eHealth, Inc.(b)	1,088	141,897
Employers Holdings, Inc.	5,744	171,688
Encore Capital Group, Inc.(b)(c)	11,718	372,281
Enova International, Inc.(b)	16,375	231,706
EZCORP, Inc., Class A(b)	40,341	208,160
First Bancorp	21,720	118,808
First Commonwealth Financial Corp.	8,483	69,391
First Financial Bancorp	8,938	118,786
First Midwest Bancorp, Inc.	11,194	146,082
Flagstar Bancorp, Inc.	10,224	299,563
Franklin Financial Network, Inc.	1,772	43,698
Glacier Bancorp, Inc.	4,394	180,989
Granite Point Mortgage Trust, Inc.	3,896	19,168
Great Western Bancorp, Inc.	4,707	67,028
Greenhill & Co., Inc.	5,187	51,714
Hanmi Financial Corp.	4,211	38,025
HCI Group, Inc.	1,483	66,513
Heritage Financial Corp.	2,767	52,573
HomeStreet, Inc.	3,400	80,988
Hope Bancorp, Inc.	14,991	142,340
Horace Mann Educators Corp.	9,524	347,816
Independent Bank Corp.	1,871	129,978
INTL. FCStone, Inc.(b)	5,721	291,828
James River Group Holdings Ltd.	6,353	245,671
Kinsale Capital Group, Inc.	863	128,863
KKR Real Estate Finance Trust, Inc.(c)	3,979	64,420
Meta Financial Group, Inc.	4,886	88,534
National Bank Holdings Corp., Class A	2,730	71,799
NBT Bancorp, Inc.	3,776	118,264
New York Mortgage Trust, Inc.	35,780	74,422
NMI Holdings, Inc., Class A(b)	3,210	49,322
Northfield Bancorp, Inc.	3,090	33,774
Northwest Bancshares, Inc.	9,291	92,538
OFG Bancorp	6,152	74,747
Old National Bancorp	15,407	209,381
Pacific Premier Bancorp, Inc.	5,122	110,738
PennyMac Mortgage Investment Trust	16,119	177,470
Piper Sandler Cos.	3,008	179,397
PRA Group, Inc.(b)	8,037	274,222
Preferred Bank	1,247	46,850
ProAssurance Corp.	7,816	107,861
Provident Financial Services, Inc.	5,327	69,411
Ready Capital Corp.	7,212	42,334
Redwood Trust, Inc.	12,231	65,436
S&T Bancorp, Inc.	2,852	63,428
Safety Insurance Group, Inc.	2,709	206,534
Seacoast Banking Corp. of Florida(b)	3,417	74,320

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
ServisFirst Bancshares, Inc.	3,298	$115,034
Simmons First National Corp., Class A	11,065	189,765
Southside Bancshares, Inc.	2,353	66,355
Stewart Information Services Corp.	13,865	427,319
Third Point Reinsurance Ltd. (Bermuda)(b)	20,156	148,751
Tompkins Financial Corp.	1,149	73,938
Triumph Bancorp, Inc.(b)	2,662	65,352
TrustCo Bank Corp.	7,327	46,160
United Community Banks, Inc.	6,291	122,989
United Fire Group, Inc.	7,795	209,140
United Insurance Holdings Corp.	20,270	158,917
Universal Insurance Holdings, Inc.	9,852	175,957
Veritex Holdings, Inc.	3,914	68,573
Virtus Investment Partners, Inc.	1,375	127,848
Waddell & Reed Financial, Inc., Class A	19,766	257,749
Walker & Dunlop, Inc.	4,190	169,695
Westamerica Bancorporation	944	55,677
WisdomTree Investments, Inc.	17,223	51,497
World Acceptance Corp.(b)(c)	1,922	127,813
		11,512,243
Health Care-10.93%
Addus HomeCare Corp.(b)	1,993	197,227
AMAG Pharmaceuticals, Inc.(b)(c)	8,913	68,719
AMN Healthcare Services, Inc.(b)	11,055	490,400
Amphastar Pharmaceuticals, Inc.(b)	5,181	96,574
AngioDynamics, Inc.(b)	6,670	68,101
ANI Pharmaceuticals, Inc.(b)	1,076	33,421
Anika Therapeutics, Inc.(b)	641	21,493
BioTelemetry, Inc.(b)	2,944	138,898
Cardiovascular Systems, Inc.(b)	1,710	66,211
Community Health Systems, Inc.(b)(c)	1,198,829	3,776,311
Computer Programs & Systems, Inc.	3,248	71,846
CONMED Corp.	2,549	187,122
Corcept Therapeutics, Inc.(b)	6,752	102,225
CorVel Corp.(b)	2,186	148,408
Covetrus, Inc.(b)	90,332	1,380,273
Cross Country Healthcare, Inc.(b)	21,410	129,959
CryoLife, Inc.(b)	3,237	73,577
Cutera, Inc.(b)	1,486	19,734
Cytokinetics, Inc.(b)	888	18,390
Eagle Pharmaceuticals, Inc.(b)	1,034	53,003
Emergent BioSolutions, Inc.(b)	5,959	497,517
Enanta Pharmaceuticals, Inc.(b)	939	48,349
Endo International PLC(b)	193,217	745,818
Ensign Group, Inc. (The)	16,056	701,968
Hanger, Inc.(b)	12,380	227,297
HealthStream, Inc.(b)	2,734	62,280
Heska Corp.(b)	401	35,260
HMS Holdings Corp.(b)	6,422	200,623
Innoviva, Inc.(b)	6,172	86,223
Inogen, Inc.(b)	1,592	60,496
Integer Holdings Corp.(b)	4,781	378,560
Invacare Corp.	30,799	189,722
Lannett Co., Inc.(b)(c)	21,228	162,394
Lantheus Holdings, Inc.(b)	5,178	71,094
LeMaitre Vascular, Inc.	989	26,594
Luminex Corp.	4,586	142,900
Magellan Health, Inc.(b)	28,460	2,134,215
Medpace Holdings, Inc.(b)	3,157	293,033
Meridian Bioscience, Inc.(b)	6,341	98,032
Merit Medical Systems, Inc.(b)	9,923	446,436
Mesa Laboratories, Inc.(c)	128	33,824
	Shares	Value
Health Care-(continued)
Momenta Pharmaceuticals, Inc.(b)	1,066	$33,558
Myriad Genetics, Inc.(b)	9,948	144,544
Natus Medical, Inc.(b)	4,979	106,551
Neogen Corp.(b)	1,854	132,042
NeoGenomics, Inc.(b)	4,365	116,502
NextGen Healthcare, Inc.(b)	10,970	113,210
Omnicell, Inc.(b)	3,290	220,134
OraSure Technologies, Inc.(b)	5,878	85,466
Orthofix Medical, Inc.(b)	3,077	104,864
Owens & Minor, Inc.	546,785	4,336,005
Pacira BioSciences, Inc.(b)	2,626	115,413
Pennant Group, Inc. (The)(b)	3,440	87,686
Phibro Animal Health Corp., Class A	10,402	272,532
Progenics Pharmaceuticals, Inc.(b)	1,405	5,964
Providence Service Corp. (The)(b)	7,919	637,479
RadNet, Inc.(b)	17,533	298,762
REGENXBIO, Inc.(b)	449	16,909
Select Medical Holdings Corp.(b)	71,828	1,159,304
Spectrum Pharmaceuticals, Inc.(b)(c)	1,072	3,152
Supernus Pharmaceuticals, Inc.(b)	5,571	134,372
SurModics, Inc.(b)	748	27,661
Tabula Rasa HealthCare, Inc.(b)(c)	2,144	114,554
Tactile Systems Technology, Inc.(b)	809	39,196
Tivity Health, Inc.(b)(c)	15,968	170,059
US Physical Therapy, Inc.	1,241	92,008
Vanda Pharmaceuticals, Inc.(b)	3,994	46,810
Varex Imaging Corp.(b)	7,619	142,932
Xencor, Inc.(b)	1,344	40,656
		22,582,852
Industrials-17.18%
AAON, Inc.	2,799	151,622
AAR Corp.	14,525	292,969
ABM Industries, Inc.	53,393	1,640,767
Aegion Corp.(b)	17,199	258,157
Aerojet Rocketdyne Holdings, Inc.(b)	12,867	564,218
AeroVironment, Inc.(b)	1,644	116,444
Alamo Group, Inc.	2,756	284,750
Albany International Corp., Class A	3,880	233,964
Allegiant Travel Co.	3,136	334,141
American Woodmark Corp.(b)	4,682	293,842
Apogee Enterprises, Inc.	10,943	225,973
Applied Industrial Technologies, Inc.	15,686	909,788
ArcBest Corp.	33,802	756,827
Arcosa, Inc.	11,704	446,742
Astec Industries, Inc.	9,218	391,581
Atlas Air Worldwide Holdings, Inc.(b)	30,383	1,186,760
AZZ, Inc.	6,640	210,222
Barnes Group, Inc.	7,364	278,212
Brady Corp., Class A	6,174	315,677
Briggs & Stratton Corp.(c)	103,583	169,876
Chart Industries, Inc.(b)	6,428	252,299
CIRCOR International, Inc.(b)	7,192	115,647
Comfort Systems USA, Inc.	15,251	564,287
Cubic Corp.	7,069	291,313
DXP Enterprises, Inc.(b)	9,735	171,628
Echo Global Logistics, Inc.(b)	35,070	725,949
Encore Wire Corp.	6,834	330,014
Enerpac Tool Group Corp.	11,662	208,750
EnPro Industries, Inc.	6,857	309,114
ESCO Technologies, Inc.	2,819	232,878
Exponent, Inc.	1,825	135,488
Federal Signal Corp.	11,229	327,213

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Forrester Research, Inc.(b)	3,198	$100,417
Forward Air Corp.	6,100	303,048
Franklin Electric Co., Inc.	7,132	361,735
Gibraltar Industries, Inc.(b)	5,971	262,784
GMS, Inc.(b)	35,125	719,711
Granite Construction, Inc.	39,393	693,317
Greenbrier Cos., Inc. (The)	30,663	650,669
Griffon Corp.	33,475	562,380
Harsco Corp.(b)	22,650	252,774
Hawaiian Holdings, Inc.	29,034	418,961
Heartland Express, Inc.	8,311	182,011
Heidrick & Struggles International, Inc.	7,076	156,946
Hillenbrand, Inc.	16,577	426,692
Hub Group, Inc., Class A(b)	23,094	1,080,106
Insteel Industries, Inc.	6,072	107,171
Interface, Inc.	23,708	201,281
John Bean Technologies Corp.	5,173	424,962
Kaman Corp.	5,922	236,880
Kelly Services, Inc., Class A	74,630	1,118,704
Korn Ferry	14,613	442,189
Lindsay Corp.	1,446	135,808
Lydall, Inc.(b)	12,851	139,048
Marten Transport Ltd.	12,136	310,560
Matson, Inc.	18,205	520,117
Matthews International Corp., Class A	12,592	260,654
Mobile Mini, Inc.	4,951	158,630
Moog, Inc., Class A	9,807	532,422
Mueller Industries, Inc.	23,333	624,858
MYR Group, Inc.(b)	17,599	507,027
National Presto Industries, Inc.	1,068	96,109
Park Aerospace Corp.	1,086	13,173
Patrick Industries, Inc.	13,730	712,175
PGT Innovations, Inc.(b)	15,387	209,417
Pitney Bowes, Inc.	237,405	562,650
Powell Industries, Inc.	3,126	83,152
Proto Labs, Inc.(b)	1,426	180,175
Quanex Building Products Corp.	13,911	172,496
Raven Industries, Inc.	3,408	73,102
Resources Connection, Inc.	13,806	151,728
RR Donnelley & Sons Co.	519,730	566,506
Saia, Inc.(b)	5,823	631,446
Simpson Manufacturing Co., Inc.	4,324	346,179
SkyWest, Inc.	14,762	473,417
SPX Corp.(b)	9,183	367,136
SPX FLOW, Inc.(b)	11,284	390,201
Standex International Corp.	3,027	160,159
Team, Inc.(b)	22,185	109,372
Tennant Co.	4,401	281,400
Titan International, Inc.	146,557	180,265
Triumph Group, Inc.	33,261	249,125
TrueBlue, Inc.(b)	30,799	476,152
UFP Industries, Inc.	27,338	1,250,167
UniFirst Corp.	2,638	474,312
US Ecology, Inc.	3,389	114,108
Veritiv Corp.(b)	119,610	1,490,341
Viad Corp.	6,152	112,828
Vicor Corp.(b)	1,903	116,045
Wabash National Corp.	45,761	437,017
Watts Water Technologies, Inc., Class A	4,878	405,654
		35,504,981
Information Technology-11.21%
3D Systems Corp.(b)(c)	22,266	164,100
	Shares	Value
Information Technology-(continued)
8x8, Inc.(b)	6,919	$100,602
ADTRAN, Inc.	18,027	205,508
Advanced Energy Industries, Inc.(b)	2,681	179,171
Agilysys, Inc.(b)	1,900	36,537
Alarm.com Holdings, Inc.(b)	3,400	160,786
Anixter International, Inc.(b)	29,882	2,860,006
Applied Optoelectronics, Inc.(b)(c)	5,579	49,263
Arlo Technologies, Inc.(b)	27,249	60,220
Axcelis Technologies, Inc.(b)	4,409	118,382
Badger Meter, Inc.	2,047	125,256
Bel Fuse, Inc., Class B	8,142	76,291
Benchmark Electronics, Inc.	21,051	446,071
Bottomline Technologies (DE), Inc.(b)	2,496	126,298
Brooks Automation, Inc.	5,637	225,311
CalAmp Corp.(b)	9,603	73,943
Cardtronics PLC, Class A(b)	9,839	238,005
CEVA, Inc.(b)	907	31,264
Cohu, Inc.	9,131	137,513
Comtech Telecommunications Corp.	5,887	104,847
CSG Systems International, Inc.	5,459	258,484
CTS Corp.	5,040	107,554
Daktronics, Inc.	29,628	125,623
Diebold Nixdorf, Inc.(b)	138,972	665,676
Digi International, Inc.(b)	4,556	50,708
Diodes, Inc.(b)	7,587	369,032
DSP Group, Inc.(b)	2,246	40,473
Ebix, Inc.(c)	5,299	118,751
ePlus, Inc.(b)	5,328	392,727
EVERTEC, Inc.	4,606	134,127
ExlService Holdings, Inc.(b)	4,237	259,177
Extreme Networks, Inc.(b)	44,089	145,494
Fabrinet (Thailand)(b)	7,817	499,819
FARO Technologies, Inc.(b)	2,287	128,712
FormFactor, Inc.(b)	6,679	168,110
Harmonic, Inc.(b)	15,124	81,518
Ichor Holdings Ltd.(b)	5,312	120,848
Insight Enterprises, Inc.(b)	33,309	1,707,419
Itron, Inc.(b)	8,878	571,921
KEMET Corp.	15,762	426,047
Knowles Corp.(b)	11,877	178,630
Kulicke & Soffa Industries, Inc. (Singapore)	6,245	139,638
LivePerson, Inc.(b)(c)	2,242	83,963
ManTech International Corp., Class A	8,230	639,800
MaxLinear, Inc.(b)	4,935	85,474
Methode Electronics, Inc.	7,972	249,922
MicroStrategy, Inc., Class A(b)	1,016	126,472
MTS Systems Corp.	5,818	102,455
NETGEAR, Inc.(b)	13,232	340,459
NIC, Inc.	4,835	116,330
OneSpan, Inc.(b)	4,470	90,830
Onto Innovation, Inc.(b)	2,504	77,824
OSI Systems, Inc.(b)	3,655	276,939
PDF Solutions, Inc.(b)	1,511	25,778
Perficient, Inc.(b)	3,889	132,382
Photronics, Inc.(b)	10,305	123,557
Plantronics, Inc.	23,790	309,984
Plexus Corp.(b)	12,283	788,814
Power Integrations, Inc.	1,302	141,072
Progress Software Corp.	3,046	123,058
Qualys, Inc.(b)	1,114	128,466
Rambus, Inc.(b)	5,420	84,227
Rogers Corp.(b)	2,138	231,460

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sanmina Corp.(b)	76,374	$2,032,312
ScanSource, Inc.(b)	31,223	769,647
SMART Global Holdings, Inc.(b)	11,570	309,845
SPS Commerce, Inc.(b)	1,473	100,400
Sykes Enterprises, Inc.(b)	13,300	362,558
TTEC Holdings, Inc.	13,506	572,114
TTM Technologies, Inc.(b)	55,648	643,847
Ultra Clean Holdings, Inc.(b)	13,862	287,359
Unisys Corp.(b)	75,872	861,906
Veeco Instruments, Inc.(b)	8,897	104,451
Viavi Solutions, Inc.(b)	23,691	274,579
Virtusa Corp.(b)	8,930	268,525
Xperi Corp.	5,753	79,104
		23,155,775
Materials-5.46%
AdvanSix, Inc.(b)	20,516	242,909
American Vanguard Corp.	8,120	107,996
Balchem Corp.	1,889	190,128
Boise Cascade Co.	38,067	1,295,420
Century Aluminum Co.(b)	74,230	442,411
Clearwater Paper Corp.(b)	25,387	735,461
Cleveland-Cliffs, Inc.(c)	71,563	373,559
Ferro Corp.(b)	32,395	389,388
FutureFuel Corp.	6,531	85,426
GCP Applied Technologies, Inc.(b)	14,316	288,324
H.B. Fuller Co.	17,460	656,845
Hawkins, Inc.	3,772	161,819
Haynes International, Inc.	3,972	90,681
Innospec, Inc.	4,633	357,158
Kaiser Aluminum Corp.	4,063	291,520
Koppers Holdings, Inc.(b)	14,627	242,369
Kraton Corp.(b)	23,398	356,820
Livent Corp.(b)(c)	14,933	100,648
Materion Corp.	6,139	322,298
Mercer International, Inc. (Germany)	41,773	337,108
Myers Industries, Inc.	9,641	131,214
Neenah, Inc.	4,032	203,858
Olympic Steel, Inc.	29,107	321,050
PH Glatfelter Co.	15,263	235,203
Quaker Chemical Corp.	1,830	312,656
Rayonier Advanced Materials, Inc.	146,805	318,567
Schweitzer-Mauduit International, Inc., Class A	6,967	211,727
Stepan Co.	5,815	564,985
SunCoke Energy, Inc.	84,928	289,605
TimkenSteel Corp.(b)	57,320	200,620
Tredegar Corp.	13,356	204,480
Trinseo S.A.	32,502	668,891
US Concrete, Inc.(b)	11,428	238,388
Warrior Met Coal, Inc.	21,487	302,537
		11,272,069
Real Estate-1.66%
Acadia Realty Trust	3,453	40,504
Agree Realty Corp.	839	52,664
American Assets Trust, Inc.	2,360	61,761
Armada Hoffler Properties, Inc.	3,607	31,092
CareTrust REIT, Inc.	2,395	44,619
CBL & Associates Properties, Inc.(b)(c)	234,061	70,312
Cedar Realty Trust, Inc.	16,977	12,639
Chatham Lodging Trust	5,515	37,226
Community Healthcare Trust, Inc.	384	13,985
	Shares	Value
Real Estate-(continued)
DiamondRock Hospitality Co.	26,214	$157,022
Easterly Government Properties, Inc.	2,731	68,466
Essential Properties Realty Trust, Inc.	1,593	21,729
Four Corners Property Trust, Inc.	1,794	38,786
Franklin Street Properties Corp.	9,769	52,167
Getty Realty Corp.	1,289	34,313
Global Net Lease, Inc.	4,654	65,296
Hersha Hospitality Trust	11,425	57,582
Independence Realty Trust, Inc.	4,518	44,683
Industrial Logistics Properties Trust	3,127	58,631
Innovative Industrial Properties, Inc.(c)	131	10,705
iStar, Inc.	15,285	167,065
Kite Realty Group Trust	5,554	53,874
Lexington Realty Trust	9,571	93,030
LTC Properties, Inc.	1,199	44,135
Marcus & Millichap, Inc.(b)	6,683	184,250
National Storage Affiliates Trust	3,412	102,394
Office Properties Income Trust	6,109	154,497
Pennsylvania REIT(c)	19,709	22,271
RE/MAX Holdings, Inc., Class A	2,100	58,779
Realogy Holdings Corp.	164,236	995,270
Retail Opportunity Investments Corp.	4,987	46,828
RPT Realty	5,106	29,462
Safehold, Inc.	640	35,066
Saul Centers, Inc.	1,422	43,200
St. Joe Co. (The)(b)	1,509	29,048
Summit Hotel Properties, Inc.	13,973	87,331
Universal Health Realty Income Trust	204	19,052
Urstadt Biddle Properties, Inc., Class A	1,776	22,662
Washington Prime Group, Inc.(c)	57,023	36,529
Washington REIT	3,251	71,295
Whitestone REIT	2,527	15,541
Xenia Hotels & Resorts, Inc.	16,363	147,267
		3,433,028
Utilities-0.79%
American States Water Co.	1,686	138,269
Avista Corp.	8,646	338,664
California Water Service Group	4,355	204,685
El Paso Electric Co.	3,896	264,811
Northwest Natural Holding Co.	3,167	203,037
South Jersey Industries, Inc.	16,823	477,100
		1,626,566
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $255,973,229)		206,556,201
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.07%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $12,534,408)	12,534,408	12,534,408
TOTAL INVESTMENTS IN SECURITIES-106.05% (Cost $268,507,637)		219,090,609
OTHER ASSETS LESS LIABILITIES-(6.05)%		(12,500,346)
NET ASSETS-100.00%		$206,590,263

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.*	$48,352	$-	$(50,418)	$2,981	$(915)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	268,377	8,074,971	(8,343,348)	-	-	-	1,761
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	23,823,718	79,803,492	(103,627,210)	-	-	-	197,230
Invesco Liquid Assets Portfolio, Institutional Class*	7,950,340	22,616,153	(30,564,009)	(72)	(2,412)	-	30,235
Invesco Private Government Fund	-	41,971,327	(29,436,919)	-	-	12,534,408	188
Total	$32,090,787	$152,465,943	$(172,021,904)	$2,909	$(3,327)	$12,534,408	$229,414

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Communication Services-6.63%
AT&T, Inc.	1,142,103	$35,245,298
Interpublic Group of Cos., Inc. (The)	591,916	10,127,683
		45,372,981
Consumer Discretionary-3.46%
Foot Locker, Inc.	309,328	8,568,385
H&R Block, Inc.	188,943	3,212,031
Hanesbrands, Inc.	715,415	7,053,992
Wyndham Destinations, Inc.	152,935	4,863,333
		23,697,741
Consumer Staples-7.16%
Kraft Heinz Co. (The)	745,265	22,708,224
Philip Morris International, Inc.	358,099	26,270,143
		48,978,367
Energy-23.50%
Exxon Mobil Corp.	775,421	35,258,393
Halliburton Co.	2,071,700	24,342,475
Kinder Morgan, Inc.	788,376	12,456,341
Marathon Petroleum Corp.	1,298,844	45,641,378
Valero Energy Corp.	647,053	43,119,612
		160,818,199
Financials-21.60%
Citizens Financial Group, Inc.	319,996	7,711,904
Comerica, Inc.	100,564	3,655,501
F.N.B. Corp.	182,972	1,355,822
Hanover Insurance Group, Inc. (The)	42,557	4,270,595
Huntington Bancshares, Inc.	587,189	5,220,110
KeyCorp	611,751	7,249,249
Mercury General Corp.	79,996	3,218,239
Navient Corp.	694,578	5,167,660
Principal Financial Group, Inc.	465,993	17,996,650
Prudential Financial, Inc.	632,833	38,577,500
Regions Financial Corp.	583,696	6,601,602
Umpqua Holdings Corp.	113,855	1,296,808
Unum Group	689,565	10,446,910
Valley National Bancorp	179,923	1,435,786
Wells Fargo & Co.	1,269,960	33,615,841
		147,820,177
Health Care-4.67%
AbbVie, Inc.	345,181	31,987,923
Industrials-2.29%
Nielsen Holdings PLC	447,542	6,216,358
Ryder System, Inc.	275,002	9,421,569
		15,637,927
	Shares	Value
Information Technology-6.44%
International Business Machines Corp.	277,644	$34,677,736
Seagate Technology PLC	177,011	9,388,663
		44,066,399
Materials-18.07%
Dow, Inc.	1,034,768	39,942,045
Greif, Inc., Class A	133,127	4,523,655
International Paper Co.	623,713	21,237,428
LyondellBasell Industries N.V., Class A	599,172	38,203,207
Olin Corp.	374,735	4,508,062
Westrock Co.	541,933	15,206,640
		123,621,037
Real Estate-3.09%
American Campus Communities, Inc.	26,928	869,774
Highwoods Properties, Inc.	17,782	680,517
Host Hotels & Resorts, Inc.	430,680	5,142,319
Lamar Advertising Co., Class A	29,667	1,966,922
Medical Properties Trust, Inc.	46,434	839,527
National Retail Properties, Inc.	19,614	615,684
SL Green Realty Corp.	24,393	1,027,433
Spirit Realty Capital, Inc.	16,522	469,721
Vornado Realty Trust	120,866	4,376,558
Welltower, Inc.	101,130	5,124,257
		21,112,712
Utilities-2.70%
CenterPoint Energy, Inc.	626,223	11,134,245
PPL Corp.	262,548	7,335,591
		18,469,836
Total Common Stocks & Other Equity Interests (Cost $776,164,529)		681,583,299
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(b)(c) (Cost $67,348)	67,348	67,348
TOTAL INVESTMENTS IN SECURITIES-99.62% (Cost $776,231,877)		681,650,647
OTHER ASSETS LESS LIABILITIES-0.38%		2,606,108
NET ASSETS-100.00%		$684,256,755

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$61,241,987	$(61,174,639)	$-	$-	$67,348	$25,519
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	21,255,533	188,108,636	(209,364,169)	-	-	-	185,186
Invesco Liquid Assets Portfolio, Institutional Class*	7,098,369	52,942,043	(60,038,916)	(144)	(1,352)	-	29,148
Invesco Private Government Fund*	-	42,825,153	(42,825,153)	-	-	-	38
Total	$28,353,902	$345,117,819	$(373,402,877)	$(144)	$(1,352)	$67,348	$239,891

*	At May 31, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of May 31, 2020, all of the securities in Invesco S&P Ultra Dividend Revenue ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$723,602,471	$-	$-	$723,602,471
Money Market Funds	-	2,404,847	-	2,404,847
Total Investments	$723,602,471	$2,404,847	$-	$726,007,318
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$210,190,224	$-	$-	$210,190,224
Money Market Funds	49,834	7,020,433	-	7,070,267
Total Investments	$210,240,058	$7,020,433	$-	$217,260,491
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$206,556,201	$-	$-	$206,556,201
Money Market Funds	-	12,534,408	-	12,534,408
Total Investments	$206,556,201	$12,534,408	$-	$219,090,609
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.